Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Thousands of $ For the years ended December 31	2025	2024
Cash and cash equivalents	29,032	46,798
Total cash and cash equivalents	29,032	46,798